Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001651721
Registrant Name	GENERATION INCOME PROPERTIES, INC.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES